LEASES (Details Narrative)	9 Months Ended
Sep. 30, 2025 USD ($) Segment
Leases
Operating lease payments	$ 4,540
Operating lease liability and right of use assets	$ 182,668
Operating lease discount rate	8.00%
Amortization of right of use assets	$ 23,405
Right of use assets, net asset balance	159,263
Operating lease payments	33,050
Lease liability	15,267
Operating lease liability	$ 167,413
Number of operating segment | Segment	2